                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22075

                     Morgan Stanley Diversified Series Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY DIVERSIFIED LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2008 (UNAUDITED)

  NUMBER OF
   SHARES                                                                VALUE
------------                                                          ----------
               COMMON STOCKS (94.6%)
               Aerospace & Defense (3.1%)
         494   Boeing Co.                                             $   41,921
         451   Lockheed Martin Corp.                                      47,824
         633   Northrop Grumman Corp.                                     46,570
                                                                      ----------
                                                                         136,315
                                                                      ----------
               Air Freight/Couriers (1.0%)
         467   FedEx Corp.                                                44,771
                                                                      ----------
               Apparel/Footwear (1.0%)
       1,117   Jones Apparel Group, Inc.                                  17,682
         391   Nike, Inc. (Class B)                                       26,119
                                                                      ----------
                                                                          43,801
                                                                      ----------
               Auto Parts: O.E.M. (0.5%)
         595   Johnson Controls, Inc.                                     20,980
                                                                      ----------
               Beverages: Non-Alcoholic (2.6%)
         707   Coca-Cola Co. (The)                                        41,621
       1,016   Pepsi Bottling Group, Inc. (The)                           34,249
         556   PepsiCo, Inc.                                              38,103
                                                                      ----------
                                                                         113,973
                                                                      ----------
               Building Products (0.9%)
       2,065   Masco Corp.                                                37,604
                                                                      ----------
               Cable/Satellite TV (0.5%)
       1,002   Comcast Corp. Special (Class A)*                           20,280
                                                                      ----------
               Chemicals: Major Diversified (1.2%)
         558   Dow Chemical Co. (The)                                     22,404
         376   Eastman Chemical Co.                                       27,636
                                                                      ----------
                                                                          50,040
                                                                      ----------
               Chemicals: Specialty (0.5%)
         391   Ashland Inc.                                               20,731
                                                                      ----------
               Commercial Printing/Forms (0.9%)
       1,308   Donnelley (R.R.) & Sons Co.                                40,077
                                                                      ----------
               Computer Communications (0.9%)
       1,566   Cisco Systems, Inc.*                                       40,152
                                                                      ----------
               Computer Peripherals (0.8%)
       2,377   EMC Corp.*                                                 36,606
                                                                      ----------
               Computer Processing Hardware (2.3%)
         307   Apple Inc.*                                                53,403
         990   Hewlett-Packard Co.                                        45,887
                                                                      ----------
                                                                          99,290
                                                                      ----------
               Department Stores (0.5%)
       1,057   Dillard's, Inc. (Class A)                                  21,563
                                                                      ----------
               Discount Stores (2.0%)
         163   Sears Holdings Corp.*                                      16,073
         364   Target Corp.                                               19,339
         906   Wal-Mart Stores, Inc.                                      52,530
                                                                      ----------
                                                                          87,942
                                                                      ----------
               Electric Utilities (4.0%)
       1,446   Duke Energy Corp.                                          26,476
         241   Entergy Corp.                                              27,681
         356   Exelon Corp.                                               30,431
         414   FirstEnergy Corp.                                          31,315

         440   FPL Group, Inc.                                            29,168
         610   Public Service Enterprise Group Inc.                       26,785
                                                                      ----------
                                                                         171,856
                                                                      ----------
               Electronic Equipment/Instruments (1.0%)
       3,080   Xerox Corp.*                                               43,028
                                                                      ----------
               Electronics/Appliance Stores (0.5%)
         482   Best Buy Co., Inc.                                         20,736
                                                                      ----------
               Environmental Services (1.1%)
       3,851   Allied Waste Industries, Inc.*                             47,598
                                                                      ----------
               Finance/Rental/Leasing (2.6%)
         735   Fannie Mae                                                 20,801
         779   Freddie Mac                                                19,405
       1,074   Ryder System, Inc.                                         73,537
                                                                      ----------
                                                                         113,743
                                                                      ----------
               Financial Conglomerates (3.5%)
         796   American Express Co.                                       38,224
       1,036   Citigroup, Inc.                                            26,180
       1,033   JPMorgan Chase & Co.                                       49,222
         494   Prudential Financial, Inc.                                 37,401
                                                                      ----------
                                                                         151,027
                                                                      ----------
               Food Retail (1.8%)
       1,229   Safeway Inc.                                               38,836
       1,140   SUPERVALU, Inc.                                            37,734
                                                                      ----------
                                                                          76,570
                                                                      ----------
               Forest Products (0.5%)
         343   Weyerhaeuser Co.                                           21,911
                                                                      ----------
               Home Building (0.8%)
         846   Centex Corp.                                               17,614
         824   KB Home                                                    18,540
                                                                      ----------
                                                                          36,154
                                                                      ----------
               Home Furnishings (0.5%)
       1,210   Leggett & Platt, Inc.                                      20,086
                                                                      ----------
               Home Improvement Chains (0.9%)
         708   Home Depot, Inc. (The)                                     20,390
         827   Lowe's Companies, Inc.                                     20,832
                                                                      ----------
                                                                          41,222
                                                                      ----------
               Household/Personal Care (0.9%)
         577   Procter & Gamble Co. (The)                                 38,688
                                                                      ----------
               Industrial Conglomerates (2.1%)
       1,195   General Electric Co.                                       39,077
       1,103   Tyco International Ltd. (Bermuda)                          51,609
                                                                      ----------
                                                                          90,686
                                                                      ----------
               Information Technology Services (2.1%)
         917   Computer Sciences Corp.*                                   39,972
         438   International Business Machines Corp.                      52,867
                                                                      ----------
                                                                          92,839
                                                                      ----------
               Integrated Oil (6.0%)
         740   Chevron Corp.                                              71,151
         798   ConocoPhillips                                             68,748
         744   Exxon Mobil Corp.                                          69,244
       1,172   Marathon Oil Corp.                                         53,408
                                                                      ----------
                                                                         262,551
                                                                      ----------
               Internet Software/Services (1.1%)
          83   Google Inc. (Class A)*                                     47,666
                                                                      ----------
               Investment Banks/Brokers (3.6%)
         740   Ameriprise Financial, Inc.                                 35,143
       2,146   Charles Schwab Corp. (The)                                 46,354
          77   CME GROUP INC                                              35,224
         212   Goldman Sachs Group, Inc. (The)                            40,570

                                                                      ----------
                                                                         157,291
                                                                      ----------
               Life/Health Insurance (1.0%)
         694   MetLife, Inc.                                              42,230
                                                                      ----------
               Major Banks (1.7%)
         930   Bank of America Corp.                                      34,912
       1,317   Wells Fargo & Co.                                          39,181
                                                                      ----------
                                                                          74,093
                                                                      ----------
               Major Telecommunications (1.8%)
         834   AT&T Inc.                                                  32,284
       1,988   Sprint Nextel Corp.                                        15,884
         794   Verizon Communications, Inc.                               30,553
                                                                      ----------
                                                                          78,721
                                                                      ----------
               Managed Health Care (3.4%)
         930   Aetna, Inc.                                                40,548
         951   CIGNA Corp.                                                40,617
         712   Humana, Inc.*                                              34,026
         641   WellPoint Inc.*                                            31,890
                                                                      ----------
                                                                         147,081
                                                                      ----------
               Media Conglomerates (0.5%)
         673   Disney (Walt) Co. (The)                                    21,825
                                                                      ----------
               Multi-Line Insurance (0.7%)
         701   American International Group, Inc.                         32,386
                                                                      ----------
               Oil & Gas Production (2.0%)
       1,035   Occidental Petroleum Corp.                                 86,122
                                                                      ----------
               Oil Refining/Marketing (1.8%)
       1,334   Tesoro Corp.                                               33,537
         955   Valero Energy Corp.                                        46,652
                                                                      ----------
                                                                          80,189
                                                                      ----------
               Oilfield Services/Equipment (1.5%)
         658   Schlumberger Ltd. (Netherlands Antilles)                   66,162
                                                                      ----------
               Other Consumer Services (1.0%)
       1,326   eBay Inc.*                                                 41,491
                                                                      ----------
               Packaged Software (2.2%)
       1,699   Microsoft Corp.                                            48,454
       2,280   Oracle Corp.*                                              47,538
                                                                      ----------
                                                                          95,992
                                                                      ----------
               Pharmaceuticals: Major (5.6%)
         929   Abbott Laboratories                                        49,004
       1,708   Bristol-Myers Squibb Co.                                   37,525
         770   Johnson & Johnson                                          51,659
         956   Merck & Co., Inc.                                          36,366
       2,002   Pfizer, Inc.                                               40,260
       1,575   Schering-Plough Corp.                                      28,996
                                                                      ----------
                                                                         243,810
                                                                      ----------
               Property - Casualty Insurers (3.7%)
         774   ACE Ltd. (Cayman Islands)                                  46,664
         832   Allstate Corp. (The)                                       41,899
          12   Berkshire Hathaway Inc. (Class B)*                         53,484
         601   XL Capital Ltd. (Class A) (Cayman Islands)                 20,969
                                                                      ----------
                                                                         163,016
                                                                      ----------
               Pulp & Paper (0.4%)
         696   International Paper Co.                                    18,214
                                                                      ----------
               Recreational Products (0.7%)
         821   Hasbro, Inc.                                               29,195
                                                                      ----------
               Regional Banks (1.2%)
         684   Northern Trust Corp.                                       50,691
                                                                      ----------
               Restaurants (0.6%)

         417   McDonald's Corp.                                           24,845
                                                                      ----------
               Savings Banks (1.3%)
       3,064   Hudson City Bancorp, Inc.                                  58,614
                                                                      ----------
               Semiconductors (2.9%)
       2,005   Intel Corp.                                                44,631
       4,930   Micron Technology, Inc.*                                   38,060
       1,419   Texas Instruments Inc.                                     41,378
                                                                      ----------
                                                                         124,069
                                                                      ----------
               Services to the Health Industry (1.3%)
       1,122   Medco Health Solutions Inc.*                               55,584
                                                                      ----------
               Specialty Stores (0.8%)
       1,301   AutoNation, Inc.*                                          20,829
       1,107   Office Depot, Inc.*                                        14,037
                                                                      ----------
                                                                          34,866
                                                                      ----------
               Specialty Telecommunications (0.7%)
          14   Fairpoint Communications, Inc.                                129
       2,565   Windstream Corp.                                           30,113
                                                                      ----------
                                                                          30,242
                                                                      ----------
               Steel (0.9%)
         241   United States Steel Corp.                                  37,102
                                                                      ----------
               Telecommunication Equipment (0.6%)
       2,780   Motorola, Inc.                                             27,689
                                                                      ----------
               Tobacco (3.5%)
         584   Altria Group, Inc.                                         11,680
         490   Loews Corp.- Carolina Group                                32,178
         584   Philip Morris International Inc.*                          29,802
         655   Reynolds American, Inc.                                    35,272
         839   UST, Inc.                                                  43,687
                                                                      ----------
                                                                         152,619
                                                                      ----------
               Trucks/Construction/Farm Machinery (1.2%)
         611   Caterpillar Inc.                                           50,029
                                                                      ----------
               TOTAL COMMON STOCKS
                  (Cost $4,770,408)                                    4,114,654
                                                                      ----------

  NUMBER OF
SHARES (000)
------------
               SHORT-TERM INVESTMENT (a) (6.4%)
               Investment Company
         276   Morgan Stanley Institutional Liquidity Money
                  Market Portfolio  - Institutional Class
                  (Cost $276,394)                                        276,394
                                                                      ----------
               TOTAL INVESTMENTS
                  (Cost $5,046,802)(b)(c)                     101.0%   4,391,048
               LIABILITIES IN EXCESS OF OTHER ASSETS           (1.0)     (42,531)
                                                              -----   ----------
               NET ASSETS                                     100.0%  $4,348,517
                                                              =====   ==========

----------
*    Non-income producing security.

(a) The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b) Securities have been designated as collateral in an amount equal to $131,400 in connection with open futures contracts.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at April 30, 2008:

                                                                           UNREALIZED
NUMBER OF                DESCRIPTION, DELIVERY MONTH   UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT             AND YEAR            AMOUNT AT VALUE   (DEPRECIATION)
---------   ----------   ---------------------------   ---------------   --------------
    2          Long           S&P 500 Mini Index
                                  June 2008                $138,600          $9,345
                                                                             ======

MORGAN STANLEY DIVERSIFIED INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2008 (UNAUDITED)

  NUMBER OF
   SHARES                                                                VALUE
------------                                                          ----------
               COMMON STOCKS (96.1%)
               AUSTRALIA (3.0%)
               AIRLINES
       1,741   Qantas Airways Ltd.                                    $    5,585
                                                                      ----------
               APPAREL/FOOTWEAR
       2,108   Pacific Brands Ltd.                                         3,928
                                                                      ----------
               CONSTRUCTION MATERIALS
       1,245   Boral Ltd.                                                  7,306
                                                                      ----------
               CONTAINERS/PACKAGING
       1,214   Amcor Ltd.                                                  7,732
                                                                      ----------
               FINANCIAL CONGLOMERATES
       1,130   Suncorp-Metway Ltd.                                        14,553
                                                                      ----------
               FOOD: MAJOR DIVERSIFIED
       6,003   Goodman Fielder Ltd.                                       10,138
                                                                      ----------
               MAJOR BANKS
         414   Commonwealth Bank of Australia                             17,519
                                                                      ----------
               MEDICAL/NURSING SERVICES
         381   Sonic Healthcare Ltd.                                       5,482
                                                                      ----------
               MISCELLANEOUS MANUFACTURING
       6,632   Futuris Corporation Ltd.                                   13,203
                                                                      ----------
               OIL REFINING/MARKETING
         397   Caltex Australia Ltd.                                       4,502
                                                                      ----------
               PULP & PAPER
       3,066   PaperlinX Ltd.                                              7,319
                                                                      ----------
               REAL ESTATE INVESTMENT TRUSTS
       1,135   Westfield Group (Stapled Securities)**                     19,533
          10   CFS Gandel Retail Trust (Units)                            21,014
                                                                      ----------
                                                                          40,547
                                                                      ----------
               TOTAL AUSTRALIA                                           137,814
                                                                      ----------
               AUSTRIA (1.5%)
               CONSTRUCTION MATERIALS
         411   RHI AG*                                                    17,809
                                                                      ----------

               MAJOR TELECOMMUNICATIONS
         913   Telekom Austria AG                                         22,596
                                                                      ----------
               OIL REFINING/MARKETING
         396   OMV AG                                                     29,958
                                                                      ----------
               TOTAL AUSTRIA                                              70,363
                                                                      ----------
               BELGIUM (2.2%)
               APPAREL/FOOTWEAR RETAIL
         189   Delhaize - Le Lion - PS                                    16,479
                                                                      ----------
               FINANCIAL CONGLOMERATES
       1,337   Fortis                                                     36,555
                                                                      ----------
               MAJOR TELECOMMUNICATIONS
         531   Belgacom S.A.                                              24,588
                                                                      ----------
               OTHER METALS/MINERALS
         405   Umicore                                                    21,697
                                                                      ----------
               TOTAL BELGIUM                                              99,319
                                                                      ----------
               BERMUDA (0.2%)
               CONSTRUCTION MATERIALS
       2,000   Cheung Kong Infrastructure Holdings Ltd.                    8,649
                                                                      ----------
               DENMARK (1.0%)
               MARINE SHIPPING
           1   A P Moller - Maersk A/S (B Shares)                         10,400
                                                                      ----------
               PHARMACEUTICALS: MAJOR
         530   Novo Nordisk A/S (B Shares)                                36,486
                                                                      ----------
               TOTAL DENMARK                                              46,886
                                                                      ----------
               FINLAND (0.9%)
               PULP & PAPER
       1,151   Stora Enso Oyj (Registered Shares)                         14,306
                                                                      ----------
               TELECOMMUNICATION EQUIPMENT
         857   Nokia Oyj                                                  26,389
                                                                      ----------
               TOTAL FINLAND                                              40,695
                                                                      ----------
               FRANCE (9.3%)
               AUTOMOTIVE AFTERMARKET
         133   Compagnie Generale des Etablissements
               Michelin (B Shares)                                        12,205
                                                                      ----------
               BUILDING PRODUCTS
         146   Compagnie de Saint-Gobain                                  11,798
                                                                      ----------
               DEPARTMENT STORES
          93   PPR                                                        12,207
                                                                      ----------
               ELECTRIC UTILITIES

         572   Suez S.A.                                                  40,638
                                                                      ----------
               ELECTRICAL PRODUCTS
         116   Schneider Electric S.A.                                    14,238
                                                                      ----------
               ENGINEERING & CONSTRUCTION
         205   Vinci S.A.                                                 15,182
                                                                      ----------
               HOUSEHOLD/PERSONAL CARE
         138   L'Oreal S.A.                                               16,422
                                                                      ----------
               INTEGRATED OIL
         354   Total S.A.                                                 29,816
                                                                      ----------
               MAJOR BANKS
         367   BNP Paribas                                                39,684
         236   Societe Generale                                           27,697
                                                                      ----------
                                                                          67,381
                                                                      ----------
               MAJOR TELECOMMUNICATIONS
         755   France Telecom S.A.                                        23,767
                                                                      ----------
               MEDIA CONGLOMERATES
         431   Vivendi                                                    17,545
                                                                      ----------
               MOTOR VEHICLES
         215   PSA Peugeot Citroen                                        15,100
         116   Renault S.A.                                               11,963
                                                                      ----------
                                                                          27,063
                                                                      ----------
               MULTI-LINE INSURANCE
         942   Axa                                                        35,162
                                                                      ----------
               PHARMACEUTICALS: MAJOR
         357   Sanofi-Aventis                                             27,955
                                                                      ----------
               PUBLISHING: BOOKS/MAGAZINES
         218   Lagardere S.C.A.                                           15,723
                                                                      ----------
               REGIONAL BANKS
       1,059   Credit Agricole S.A.                                       35,800
                                                                      ----------
               TELECOMMUNICATION EQUIPMENT
       3,117   Alcatel-Lucent                                             21,074
                                                                      ----------
               TOTAL FRANCE                                              423,976
                                                                      ----------
               GERMANY (8.4%)
               AIR FREIGHT/COURIERS
         532   Deutsche Post AG (Registered Shares)                       16,639
                                                                      ----------
               AIRLINES
         537   Deutsche Lufthansa AG (Registered Shares)                  14,145
                                                                      ----------
               AUTO PARTS: O.E.M.
         131   Continental AG                                             15,450

                                                                      ----------
               CHEMICALS: MAJOR DIVERSIFIED
         148   BASF SE                                                    21,180
                                                                      ----------
               ELECTRIC UTILITIES
         183   E.ON AG                                                    37,350
         267   RWE AG                                                     30,826
                                                                      ----------
                                                                          68,176
                                                                      ----------
               ENGINEERING & CONSTRUCTION
         195   Bilfinger & Berger Bau AG                                  16,774
                                                                      ----------
               INDUSTRIAL CONGLOMERATES
         114   Siemens AG (Registered Shares)                             13,452
         319   ThyssenKrupp AG                                            20,039
                                                                      ----------
                                                                          33,491
                                                                      ----------
               MAJOR BANKS
         316   Deutsche Bank AG (Registered Shares)                       37,978
                                                                      ----------
               MAJOR TELECOMMUNICATIONS
       1,270   Deutsche Telekom AG (Registered Shares)                    22,884
                                                                      ----------
               MEDICAL/NURSING SERVICES
         612   Fresenius Medical Care AG & Co. KGaA                       32,577
                                                                      ----------
               MOTOR VEHICLES
         178   Daimler AG (Registered Shares)                             13,877
          75   Volkswagen AG                                              22,179
                                                                      ----------
                                                                          36,056
                                                                      ----------
               MULTI-LINE INSURANCE
         183   Allianz SE (Registered Shares)                             37,413
                                                                      ----------
               PACKAGED SOFTWARE
         551   SAP AG                                                     27,867
                                                                      ----------
               TOTAL GERMANY                                             380,630
                                                                      ----------
               HONG  KONG (3.8%)
               APPAREL/FOOTWEAR RETAIL
      12,000   Giordano International Ltd.                                 5,235
                                                                      ----------
               ELECTRIC UTILITIES
       1,000   CLP Holdings Ltd.                                           7,930
                                                                      ----------
               INDUSTRIAL CONGLOMERATES
       1,000   Hutchison Whampoa Ltd.                                      9,784
       2,000   Swire Pacific Ltd. (Class A)                               23,392
                                                                      ----------
                                                                          33,176
                                                                      ----------
               INVESTMENT BANKS/BROKERS
         500   Hong Kong Exchanges & Clearing Ltd.                        10,214
                                                                      ----------
               MAJOR BANKS
       8,500   BOC Hong Kong (Holdings) Ltd.                              21,978
       1,200   Hang Seng Bank Ltd.                                        24,036
                                                                      ----------
                                                                          46,014
                                                                      ----------

               MISCELLANEOUS MANUFACTURING
      17,500   Johnson Electric Holdings Ltd.                              8,219
                                                                      ----------
               REAL ESTATE DEVELOPMENT
       1,000   Cheung Kong (Holdings) Ltd.                                15,578
       3,000   Henderson Land Development Co., Ltd.                       22,905
       1,000   Sun Hung Kai Properties Ltd.                               17,515
                                                                      ----------
                                                                          55,998
                                                                      ----------
               TOOLS/HARDWARE
       5,500   Techtronic Industries Co., Ltd.                             5,328
                                                                      ----------
               TOTAL HONG  KONG                                          172,114
                                                                      ----------
               IRELAND (0.8%)
               FOOD: SPECIALTY/CANDY
         637   Kerry Group PLC (A Shares)                                 19,793
                                                                      ----------
               MISCELLANEOUS
       2,786   Greencore Group PLC                                        16,487
                                                                      ----------
               TOTAL IRELAND                                              36,280
                                                                      ----------
               ITALY (4.2%)
               ELECTRIC UTILITIES
       2,951   Enel SpA                                                   32,209
                                                                      ----------
               INTEGRATED OIL
         748   Eni S.p.A.                                                 28,895
                                                                      ----------
               MAJOR BANKS
       5,388   Intesa Sanpaolo                                            40,404
       4,784   UniCredit S.p.A.                                           36,453
                                                                      ----------
                                                                          76,857
                                                                      ----------
               MOTOR VEHICLES
         587   Fiat SpA*                                                  13,189
                                                                      ----------
               REGIONAL BANKS
       1,567   Unione di Banche Italiane Scpa                             41,547
                                                                      ----------
               TOTAL ITALY                                               192,697
                                                                      ----------
               JAPAN (c)  (21.4%)
               ADVERTISING/MARKETING SERVICES
         170   Hakuhodo Dy Holdings Inc.                                  10,251
                                                                      ----------
               AGRICULTURAL COMMODITIES/MILLING
       2,000   Nichirei Corp.                                              9,444
                                                                      ----------
               APPAREL/FOOTWEAR
       1,000   Onward Holdings Co., Ltd.                                  11,348
                                                                      ----------
               AUTO PARTS: O.E.M.
         300   Toyota Industries Corp.                                    10,415
                                                                      ----------
               BUILDING PRODUCTS
         700   JS Group Corp.                                             12,124

       2,000   Nippon Sheet Glass Company,  Ltd.                           9,155
       2,000   Sanwa Holdings Corp.                                        8,309
                                                                      ----------
                                                                          29,588
                                                                      ----------
               CHEMICALS: MAJOR DIVERSIFIED
       1,500   Mitsubishi Chemical Holdings Corp.                          9,953
                                                                      ----------
               CHEMICALS: SPECIALTY
       2,000   DIC, Inc.                                                   6,405
       1,000   Mitsui Chemicals, Inc.                                      6,097
       3,000   Showa Denko K.K.                                           10,588
                                                                      ----------
                                                                          23,090
                                                                      ----------
               COMPUTER PROCESSING HARDWARE
       2,000   Fujitsu Ltd.                                               12,752
                                                                      ----------
               CONSTRUCTION MATERIALS
       3,000   Taiheiyo Cement Corp.                                       6,838
                                                                      ----------
               DEPARTMENT STORES
       2,000   H20 Retailing Corp.                                        14,502
                                                                      ----------
               ELECTRIC UTILITIES
         800   Kansai Electric Power Co., Inc. (The)                      19,041
         800   Tokyo Electric Power Co., Inc. (The)                       20,349
                                                                      ----------
                                                                          39,390
                                                                      ----------
               ELECTRICAL PRODUCTS
       3,000   Fuji Electric Holdings Co., Ltd.                           11,800
                                                                      ----------
               ELECTRONIC COMPONENTS
       1,000   Alps Electric Co., Ltd.                                     9,299
                                                                      ----------
               ELECTRONIC DISTRIBUTORS
         600   Canon Marketing Japan Inc.                                 11,656
                                                                      ----------
               ELECTRONIC EQUIPMENT/INSTRUMENTS
         200   Canon Inc.                                                 10,001
         100   Kyocera Corp.                                               9,194
       1,000   Matsushita Electric Industrial Co., Ltd.                   23,513
       6,000   Oki Electric Industry Co., Ltd.*                           13,040
       1,000   Ricoh Co., Ltd.                                            17,243
                                                                      ----------
                                                                          72,991
                                                                      ----------
               ELECTRONICS/APPLIANCE STORES
       1,100   Edison Corp                                                11,150
                                                                      ----------
               ELECTRONICS/APPLIANCES
         200   FUJIFILM Holdings Corp.                                     7,674
       1,000   Pioneer Corp.                                               9,886
         300   Sony Corp.                                                 13,790
                                                                      ----------
                                                                          31,350
                                                                      ----------
               ENGINEERING & CONSTRUCTION
       3,000   Kajima Corp.                                               10,040
       2,000   Shimizu Corp.                                               9,444
       4,000   Taisei Corp.                                               10,578
                                                                      ----------
                                                                          30,062
                                                                      ----------

               FINANCE/RENTAL/LEASING
          60   Orix Corp.                                                 10,825
                                                                      ----------
               FOOD RETAIL
         500   Aeon Co., Ltd.                                              7,294
         500   Circle K Sunku                                              7,568
         200   Lawson, Inc.                                                8,636
         300   Matsumotokiyoshi Holding                                    6,246
         300   Seven & I Holdings Co., Ltd.                                8,915
                                                                      ----------
                                                                          38,659
                                                                      ----------
               FOOD: MEAT/FISH/DAIRY
       1,000   Meiji Dairies Corp.                                         6,126
                                                                      ----------
               HOME BUILDING
       2,000   Sekisui Chemical Co., Ltd.                                 14,560
                                                                      ----------
               INDUSTRIAL CONGLOMERATES
       2,000   Hitachi, Ltd.                                              13,483
                                                                      ----------
               INDUSTRIAL MACHINERY
       2,000   Mitsubishi Heavy Industries, Ltd.                           9,271
                                                                      ----------
               INDUSTRIAL SPECIALTIES
       1,000   Asahi Glass Co., Ltd.                                      11,915
                                                                      ----------
               INFORMATION TECHNOLOGY SERVICES
         600   IT Holdings Corp.*                                         12,406
                                                                      ----------
               INTEGRATED OIL
         100   Idemitsu Kosan Co Ltd                                       8,520
                                                                      ----------
               INVESTMENT BANKS/BROKERS
       1,000   Daiwa Securities Group Inc.                                 9,915
         800   Nomura Holdings, Inc.                                      13,910
                                                                      ----------
                                                                          23,825
                                                                      ----------
               MAJOR BANKS
       2,000   Chuo Mitsui Trust Holdings, Inc.                           14,214
       1,300   Mitsubishi UFJ Financial Group, Inc.                       14,302
           1   Sumitomo Mitsui Financial Group, Inc.                       8,607
       2,000   Sumitomo Trust & Banking Co., Ltd. (The)                   17,983
                                                                      ----------
                                                                          55,106
                                                                      ----------
               MAJOR TELECOMMUNICATIONS
           5   Nippon Telegraph & Telephone Corp.                         21,542
                                                                      ----------
               MARINE SHIPPING
       2,000   Nippon Yusen Kabushiki Kaisha                              19,426
                                                                      ----------
               MEDICAL SPECIALTIES
         600   Suzuken Co Ltd                                             22,676
                                                                      ----------
               METAL FABRICATIONS
       3,000   Mitsui Mining & Smelting Co.                               10,155
                                                                      ----------

               METALS
       5,000   Nippon Light Metal Co.                                      7,597
                                                                      ----------
               MOTOR VEHICLES
         400   Honda Motor Co., Ltd. (Japan)                              12,694
       1,200   Nissan Motor Co., Ltd.                                     10,640
         200   Toyota Motor Corp.                                         10,136
                                                                      ----------
                                                                          33,470
                                                                      ----------
               OFFICE EQUIPMENT/SUPPLIES
       1,100   Kokuyo Co., Ltd.                                            9,648
                                                                      ----------
               OFFICE/PLANT AUTOMATION
       2,000   Dainippon Screen Manufacturing Co., Ltd.                    8,694
                                                                      ----------
               OIL REFINING/MARKETING
       1,000   Nippon Oil Corp.                                            6,857
                                                                      ----------
               PACKAGED SOFTWARE
         600   Fuji Soft Inc.                                             11,569
                                                                      ----------
               PHARMACEUTICALS: MAJOR
         300   Takeda Pharmaceutical Co., Ltd.                            15,839
                                                                      ----------
               PROPERTY - CASUALTY INSURERS
         300   Millea Holdings, Inc.                                      12,723
                                                                      ----------
               PULP & PAPER
           3   Nippon Paper Group, Inc.                                    7,472
       2,000   Oji Paper Co., Ltd.                                         9,001
                                                                      ----------
                                                                          16,473
                                                                      ----------
               REAL ESTATE DEVELOPMENT
       1,000   Mitsubishi Estate Co., Ltd.                                29,043
       1,000   Mitsui Fudosan Co., Ltd.                                   25,196
       1,000   Sumitomo Realty & Development Co., Ltd.                    25,004
                                                                      ----------
                                                                          79,243
                                                                      ----------
               SEMICONDUCTORS
       2,000   Sanken Electric Co., Ltd                                   11,175
                                                                      ----------
               SPECIALTY INSURANCE
         300   Mitsui Sumitomo insurance Group Holdings,
                  Inc.*                                                   11,944
                                                                      ----------
               TEXTILES
       2,000   Teijin Ltd.                                                 7,751
       5,000   Toyobo Co., Ltd.                                           10,530
                                                                      ----------
                                                                          18,281
                                                                      ----------
               TRUCKS/CONSTRUCTION/FARM MACHINERY
         300   Komatsu Ltd.                                                9,088
                                                                      ----------
               WHOLESALE DISTRIBUTORS
         500   Autobacs Seven Co Ltd                                      13,031
         500   Hitachi High-Technologies Corp.                             9,929
       1,000   Itochu Corp.                                               10,434
       1,000   Marubeni Corp.                                              7,972

         400   Mitsubishi Corp.                                           12,848
       1,000   Mitsui & Co., Ltd.                                         23,465
         600   Sumitomo Corp.                                              8,061
                                                                      ----------
                                                                          85,740
                                                                      ----------
               TOTAL JAPAN                                               972,715
                                                                      ----------
               LUXEMBOURG (0.5%)
               STEEL
         265   ArcelorMittal                                              23,499
                                                                      ----------
               NETHERLANDS (3.4%)
               AEROSPACE & DEFENSE
         502   European Aeronautic Defence and Space Co.                  12,659
                                                                      ----------
               AIR FREIGHT/COURIERS
         377   TNT N.V.                                                   14,687
                                                                      ----------
               FINANCIAL CONGLOMERATES
         939   ING Groep N.V. (Dutch Certificates)                        35,937
                                                                      ----------
               FOOD: MAJOR DIVERSIFIED
         600   Unilever N.V. (Share Certificates)                         20,236
                                                                      ----------
               INDUSTRIAL CONGLOMERATES
         418   Koninklijke (Royal) Philips Electronics N.V.               15,762
                                                                      ----------
               PERSONNEL SERVICES
         664   Vedior N.V. (Share Certificates)                           18,455
                                                                      ----------
               SEMICONDUCTORS
       1,915   STMicroelectronics N.V.                                    22,516
                                                                      ----------
               WHOLESALE DISTRIBUTORS
       1,401   Buhrmann NV                                                16,166
                                                                      ----------
               TOTAL NETHERLANDS                                         156,418
                                                                      ----------
               NEW  ZEALAND (0.1%)
               ELECTRONICS/APPLIANCES
       2,154   Fisher & Paykel Appliances Holdings Ltd.                    4,074
                                                                      ----------
               NORWAY (1.1%)
               AGRICULTURAL COMMODITIES/MILLING
         119   Lighthouse Caledonia ASA                                      112
      15,889   Pan Fish ASA (Norway)                                      10,522
                                                                      ----------
                                                                          10,634
                                                                      ----------
               INTEGRATED OIL
         867   StatoilHydro ASA                                           31,432
                                                                      ----------
               PULP & PAPER
       2,008   Norske Skogindustrier ASA                                   8,977
                                                                      ----------
               TOTAL NORWAY                                               51,043
                                                                      ----------

               PORTUGAL (0.5%)
               MAJOR TELECOMMUNICATIONS
       1,743   Portugal Telecom, SGPS, S.A. (Registered
                  Shares)                                                 20,752
                                                                      ----------
               SINGAPORE (1.7%)
               AIRLINES
       1,000   Singapore Airlines Ltd.                                    11,799
                                                                      ----------
               ELECTRONIC COMPONENTS
       1,000   Venture Corp., Ltd.                                         8,186
                                                                      ----------
               INDUSTRIAL CONGLOMERATES
       1,000   Keppel Corp. Ltd.                                           7,610
                                                                      ----------
               MAJOR TELECOMMUNICATIONS
       6,000   Singapore Telecommunications Ltd.                          17,079
                                                                      ----------
               MARINE SHIPPING
       3,000   Neptune Orient Lines Ltd.                                   7,124
                                                                      ----------
               OIL REFINING/MARKETING
       2,000   Singapore Petroleum Co                                     10,619
                                                                      ----------
               SEMICONDUCTORS
       6,000   Chartered Semiconductor Manufacturing Ltd.*                 3,473
                                                                      ----------
               SPECIALTY STORES
       1,000   Jardine Cycle & Carriage Ltd.                              12,256
                                                                      ----------
               TOTAL SINGAPORE                                            78,146
                                                                      ----------
               SPAIN (2.9%)
               ENGINEERING & CONSTRUCTION
         289   ACS, Actividades de Construccion y
                  Servicios, S.A.                                         17,148
                                                                      ----------
               FOOD: SPECIALTY/CANDY
         903   Ebro Puleva, S.A.                                          18,767
                                                                      ----------
               INTEGRATED OIL
         761   Repsol YPF, S.A.                                           30,942
                                                                      ----------
               MAJOR BANKS
       1,744   Banco Bilbao Vizcaya Argentaria, S.A.                      40,221
                                                                      ----------
               MAJOR TELECOMMUNICATIONS
         902   Telefonica S.A.                                            26,155
                                                                      ----------
               TOTAL SPAIN                                               133,233
                                                                      ----------
               SWEDEN (1.5%)
               MISCELLANEOUS MANUFACTURING
         641   Trelleborg AB (Series B)                                   12,259
                                                                      ----------

               REGIONAL BANKS
       2,459   Nordea Bank AB                                             40,744
                                                                      ----------
               TRUCKS/CONSTRUCTION/FARM MACHINERY
         846   Volvo AB (B Shares)                                        12,930
                                                                      ----------
               TOTAL SWEDEN                                               65,933
                                                                      ----------
               SWITZERLAND (5.0%)
               AUTO PARTS: O.E.M.
          32   Rieter Holding AG-REG                                      11,952
                                                                      ----------
               CHEMICALS: SPECIALTY
         389   Ciba Holding AG                                            12,982
       1,590   Clariant AG (Registered Shares)*                           17,524
                                                                      ----------
                                                                          30,506
                                                                      ----------
               FINANCIAL CONGLOMERATES
         736   UBS AG (Registered Shares)                                 24,861
                                                                      ----------
               FOOD: MAJOR DIVERSIFIED
          42   Nestle S.A. (Registered Shares)                            20,146
                                                                      ----------
               INDUSTRIAL CONGLOMERATES
         583   ABB Ltd. (Registered Shares)                               17,915
                                                                      ----------
               MAJOR BANKS
         614   Credit Suisse Group (Registered Shares)                    34,192
                                                                      ----------
               OTHER CONSUMER SPECIALTIES
         295   Swatch Group AG (Registered Shares)                        15,203
                                                                      ----------
               PERSONNEL SERVICES
         248   Adecco S.A. (Registered Shares)                            14,875
                                                                      ----------
               PHARMACEUTICALS: MAJOR
         580   Novartis AG (Registered Shares)                            29,500
         174   Roche Holding AG                                           29,018
                                                                      ----------
                                                                          58,518
                                                                      ----------
               TOTAL SWITZERLAND                                         228,168
                                                                      ----------
               UNITED  KINGDOM (c) (22.4%)
               AEROSPACE & DEFENSE
         983   BAE Systems PLC                                             9,123
                                                                      ----------
               AIRLINES
       1,146   British Airways PLC*                                        5,161
                                                                      ----------
               CHEMICALS: MAJOR DIVERSIFIED
         998   Johnson Matthey PLC                                        39,687
                                                                      ----------
               DEPARTMENT STORES
         818   Marks & Spencer Group PLC                                   6,189
                                                                      ----------
               ELECTRIC UTILITIES

       2,189   British Energy Group PLC                                   33,078
       2,721   International Power PLC                                    23,764
                                                                      ----------
                                                                          56,842
                                                                      ----------
               ELECTRICAL PRODUCTS
       1,084   Farnell Electronics, PLC                                    3,842
                                                                      ----------
               ELECTRONIC EQUIPMENT/INSTRUMENTS
       1,487   Invensys PLC*                                               8,840
                                                                      ----------
               ELECTRONICS/APPLIANCE STORES
       3,655   DSG International PLC                                       4,760
                                                                      ----------
               FOOD RETAIL
       3,399   Tesco PLC                                                  28,993
                                                                      ----------
               FOOD: SPECIALTY/CANDY
       3,688   Tate & Lyle PLC                                            38,828
                                                                      ----------
               HOME BUILDING
         689   Barratt Developments PLC                                    3,784
         478   Bellway PLC                                                 6,677
         500   Persimmon PLC                                               5,761
       1,811   Taylor Wimpey PLC                                           4,636
                                                                      ----------
                                                                          20,858
                                                                      ----------
               HOME IMPROVEMENT CHAINS
       2,711   Kingfisher PLC                                              7,158
         310   Travis Perkins PLC                                          5,976
                                                                      ----------
                                                                          13,134
                                                                      ----------
               HOTELS/RESORTS/CRUISELINES
         217   Carnival PLC                                                8,560
                                                                      ----------
               INDUSTRIAL MACHINERY
       4,926   FKI PLC                                                     8,546
                                                                      ----------
               INFORMATION TECHNOLOGY SERVICES
       1,245   LogicaCMG PLC                                               2,841
                                                                      ----------
               INTEGRATED OIL
       3,553   BG Group PLC                                               86,963
       5,156   BP PLC                                                     62,638
       1,515   Royal Dutch Shell PLC (B Shares)                           60,698
                                                                      ----------
                                                                         210,299
                                                                      ----------
               LIFE/HEALTH INSURANCE
       2,215   Prudential PLC                                             30,388
                                                                      ----------
               MAJOR BANKS
       2,593   Barclays PLC                                               23,536
       1,794   HBOS PLC                                                   16,783
       1,818   HSBC Holdings PLC (Registered Shares)                      31,792
       3,062   Royal Bank of Scotland Group PLC                           21,004
                                                                      ----------
                                                                          93,115
                                                                      ----------
               MAJOR TELECOMMUNICATIONS
       6,591   BT Group PLC                                               29,191

                                                                      ----------
               MISCELLANEOUS COMMERCIAL SERVICES
       2,331   G4S PLC                                                    10,579
                                                                      ----------
               OTHER METALS/MINERALS
         502   Anglo American PLC                                         32,629
         955   BHP Billiton PLC                                           34,179
         392   Rio Tinto PLC (United Kingdom)                             46,071
                                                                      ----------
                                                                         112,879
                                                                      ----------
               PHARMACEUTICALS: MAJOR
         788   AstraZeneca PLC                                            33,341
       1,538   GlaxoSmithKline PLC                                        34,280
                                                                      ----------
                                                                          67,621
                                                                      ----------
               PUBLISHING: BOOKS/MAGAZINES
         686   Pearson PLC                                                 8,961
                                                                      ----------
               PULP & PAPER
       3,795   Mondi PLC                                                  30,296
                                                                      ----------
               REAL ESTATE INVESTMENT TRUSTS
       1,572   British Land Company PLC                                   26,286
       1,499   Hammerson PLC                                              30,043
                                                                      ----------
                                                                          56,329
                                                                      ----------
               TOBACCO
         935   British American Tobacco PLC                               35,267
         712   Imperial Tobacco Group PLC                                 34,245
                                                                      ----------
                                                                          69,512
                                                                      ----------
               WHOLESALE DISTRIBUTORS
         547   Wolseley PLC                                                5,520
                                                                      ----------
               WIRELESS TELECOMMUNICATIONS
      11,848   Vodafone Group PLC                                         37,763
                                                                      ----------
               TOTAL UNITED  KINGDOM                                   1,018,657
                                                                      ----------
               UNITED  STATES (0.3%)
               FINANCIAL CONGLOMERATES
         602   Citigroup, Inc.                                            15,213
                                                                      ----------
               TOTAL COMMON STOCKS
               (Cost $4,803,425)                                       4,377,274
                                                                      ----------
               RIGHTS (0.0%)
               SWITZERLAND
               FINANCIAL CONGLOMERATES
           1   UBS AG (Registered Rights)
               (Cost $0)                                                   1,243
                                                                      ----------
               UNITED  STATES (0.6%)
               INVESTMENT TRUSTS/MUTUAL FUNDS
           0   I Shares MSCI EAFE Index
               (Cost $29,197)                                             26,516
                                                                      ----------

  NUMBER OF
SHARES (000)
------------
               SHORT-TERM INVESTMENT (a) (3.4%)
         156   Morgan Stanley Institutional Liquidity
                  Money Market Portfolio  - Institutional
                  Class
                  (Cost $156,222)                                        156,222
                                                                      ----------
               TOTAL INVESTMENTS
               (Cost $4,988,844)(b)                           100.1%   4,561,255
               LIABILITIES IN EXCESS OF OTHER ASSETS          (0.1)       (5,177)
                                                              -----   ----------
               NET ASSETS                                     100.0%  $4,556,078
                                                              =====   ==========

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

** Comprised of securities in separate entities that are traded as a single stapled security.

(a) The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class .

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(c) April 30, 2008, investments in securities of issuers in Japan and the United Kingdom represented 21.4% and 22.4%, respectively of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

MORGAN STANLEY DIVERSIFIED INTERNATIONAL EQUITY FUND
SUMMARY OF INVESTMENTS                                APRIL 30, 2008 (UNAUDITED)

                                                      PERCENT OF
             INDUSTRY                   VALUE     TOTAL INVESTMENTS
----------------------------------   ----------   -----------------
Major Banks                          $  468,384          10.3%
Integrated Oil                          339,905           7.5
Electric Utilities                      245,185           5.4
Major Telecommunications                208,554           4.6
Pharmaceuticals: Major                  206,420           4.5
Investment Company                      156,222           3.4
Real Estate Development                 135,241           3.0
Other Metals/Minerals                   134,576           3.0
Financial Conglomerates                 128,362           2.8
Industrial Conglomerates                121,437           2.7
Regional Banks                          118,091           2.6
Motor Vehicles                          109,779           2.4
Wholesale Distributors                  107,426           2.4
Real Estate Investment Trusts            96,876           2.1
Electronic Equipment/Instruments         81,831           1.8
Engineering & Construction               79,166           1.7
Food: Specialty/Candy                    77,388           1.7
Pulp & Paper                             77,371           1.7
Multi-Line Insurance                     72,575           1.6
Chemicals: Major Diversified             70,820           1.6
Tobacco                                  69,512           1.5
Food Retail                              67,652           1.5
Chemicals: Specialty                     53,596           1.2
Oil Refining/Marketing                   51,936           1.1
Food: Major Diversified                  50,520           1.1
Telecommunication Equipment              47,463           1.0
Building Products                        41,386           0.9
Construction Materials                   40,602           0.9
Packaged Software                        39,436           0.9
Medical/Nursing Services                 38,059           0.8
Auto Parts: O.E.M.                       37,817           0.8
Wireless Telecommunications              37,763           0.8
Semiconductors                           37,164           0.8
Marine Shipping                          36,950           0.8
Airlines                                 36,690           0.8
Electronics/Appliances                   35,424           0.8
Home Building                            35,418           0.8
Investment Banks/Brokers                 34,039           0.7
Miscellaneous Manufacturing              33,681           0.7
Personnel Services                       33,330           0.7
Department Stores                        32,898           0.7
Air Freight/Couriers                     31,326           0.7
Life/Health Insurance                    30,388           0.7
Electrical Products                      29,881           0.7
Investment Trusts/Mutual Funds           26,516           0.6
Publishing: Books/Magazines              24,684           0.5
Steel                                    23,499           0.5
Medical Specialties                      22,675           0.5

Trucks/Construction/Farm Machinery       22,017           0.5
Aerospace & Defense                      21,782           0.5
Apparel/Footwear Retail                  21,714           0.5
Agricultural Commodities/Milling         20,078           0.4
Textiles                                 18,281           0.4
Industrial Machinery                     17,817           0.4
Media Conglomerates                      17,545           0.4
Electronic Components                    17,485           0.4
Miscellaneous                            16,485           0.4
Household/Personal Care                  16,422           0.4
Electronics/Appliance Stores             15,910           0.3
Apparel/Footwear                         15,276           0.3
Information Technology Services          15,247           0.3
Other Consumer Specialties               15,203           0.3
Home Improvement Chains                  13,134           0.3
Computer Processing Hardware             12,752           0.3
Property - Casualty Insurers             12,723           0.3
Specialty Stores                         12,256           0.3
Automotive Aftermarket                   12,205           0.3
Specialty Insurance                      11,944           0.3
Industrial Specialties                   11,915           0.3
Electronic Distributors                  11,656           0.3
Finance/Rental/Leasing                   10,825           0.2
Miscellaneous Commercial Services        10,578           0.2
Advertising/Marketing Services           10,251           0.2
Metal Fabrications                       10,155           0.2
Office Equipment/Supplies                 9,648           0.2
Office/Plant Automation                   8,694           0.2
Hotels/Resorts/Cruiselines                8,560           0.2
Containers/Packaging                      7,732           0.2
Metals                                    7,597           0.2
Food: Meat/Fish/Dairy                     6,126           0.1
Tools/Hardware                            5,328           0.1
                                     ----------         -----
                                     $4,561,255         100.0%
                                     ==========         =====

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's/Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's/Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Diversified Series Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2008


                                        3